Document and Entity Information	Mar. 25, 2025
Cover [Abstract]
Entity Registrant Name	FTI CONSULTING, INC
Entity Address, State or Province	DC
Amendment Flag	true
Entity Central Index Key	0000887936
Document Type	8-K/A
Document Period End Date	Mar. 25, 2025
Entity Incorporation State Country Code	MD
Entity File Number	001-14875
Entity Tax Identification Number	52-1261113
Entity Address, Address Line One	555 12th Street NW
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20004
City Area Code	(202)
Local Phone Number	312-9100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FCN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	FTI Consulting, Inc. (“FTI Consulting” or the “Company”) filed a Current Report on Form 8-K on March 31, 2025 (the “Form 8-K”) to report the appointments of Eric Steigerwalt and Janet Zelenka to the Company’s Board of Directors (the “Board”). At the time the Form 8-K was filed, the Board had not yet made determinations regarding Board committee assignments for Mr. Steigerwalt and Ms. Zelenka. The Form 8-K is hereby amended solely to report that, on June 4, 2025, the Board appointed Mr. Steigerwalt to the Board’s Audit Committee and Compensation Committee and appointed Ms. Zelenka to the Board’s Audit Committee and Nominating, Corporate Governance and Social Responsibility Committee, each effective as of such date.